(Losses)/Earnings Per Share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
(a) Basic (losses)/earnings per share
Basic - (losses)/earnings per share	$ (0.0500)	$ 0.0291	$ (0.0908)	$ 0.0146
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	(0.0500)	0.0291	(0.0908)	0.0146
(b) Diluted (losses)/earnings per share
Diluted - (losses)/earnings per share	(0.0500)	0.0291	(0.0908)	0.0146
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	$ (0.0500)	$ 0.0291	$ (0.0908)	$ 0.0146
(c) Reconciliation of (losses)/earnings used in calculating (losses)/earnings per share
From continuing operations	$ (24,604)	$ 13,703	$ (44,103)	$ 6,681
Used in calculating basic (losses)/earnings per share	(24,604)	13,703	(44,103)	6,681
(Losses)/earnings attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (24,604)	$ 13,703	$ (44,103)	$ 6,681
Weighted average number of ordinary shares used as the denominator in calculating basic (losses)/earnings per share	491,760,046	471,205,385	485,602,719	457,658,570
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted (losses)/earnings per share	491,760,046	471,447,464	485,602,719	457,973,954